CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (41,002)	$ 929	$ (6,013)
Euro [Member] | 10% strengthening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	982	780
Euro [Member] | 10% Weakening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (1,200)	$ (953)